Commitments and Contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Operating leases, options to extend	5 years
Rent expense	$ 363,971
Minimum [Member]
Loss Contingencies [Line Items]
Operating leases, remaining lease terms	5 years
Former employee unpaid commissions, unreimbursed expenses	$ 1,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Operating leases, remaining lease terms	6 years